Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]	Derivative Instruments and Hedging Activities

Cash Flow Hedges

In May 2017, we began hedging foreign exchange-based cash flow variability in certain of our foreign currency denominated management and franchise fees using forward contracts (the "Fee Forward Contracts"). We elected to designate these Fee Forward Contracts as cash flow hedges for accounting purposes. As of December 31, 2018, the Fee Forward Contracts had an aggregate notional amount of $98 million and maturities of 24 months or less.

In March 2017, we entered into two interest rate swap agreements with notional amounts of $1.6 billion and $750 million to swap one-month LIBOR on the Term Loans to fixed rates of 1.98 percent and 2.02 percent, respectively, through March 2022. In May 2018, we settled the interest rate swap with a notional amount of $750 million and received $18 million from the counterparty. Concurrently, we entered into an interest rate swap agreement with a notional amount of $1.6 billion, which swaps one-month LIBOR on the Term Loans to a fixed rate of 3.03 percent, for a term from March 2022 to March 2023. We elected to designate these interest rate swaps as cash flow hedges for accounting purposes.

Non-designated Hedges

As of December 31, 2018, we held short-term forward contracts with an aggregate notional amount of $412 million to offset exposure to fluctuations in certain of our foreign currency denominated cash balances. We elected not to designate these forward contracts as hedging instruments. Depending on the fair value of each contract, we classify it as an asset or liability.

In 2016, we dedesignated four interest rate swaps that were previously designated as cash flow hedges as they no longer met the criteria for hedge accounting. These interest rate swaps, which had an aggregate notional amount of $1.45 billion and swapped three-month LIBOR on the Term Loans to a fixed rate of 1.87 percent, were settled in 2017.
Fair Value of Derivative Instruments

We measure our derivative instruments at fair value, which is estimated using a discounted cash flow analysis, and we consider the inputs used to measure the fair value as Level 2 within the fair value hierarchy. The discounted cash flow analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs of similar instruments, including interest rate curves and spot and forward rates, as applicable, as well as option volatility. The fair values of our derivative instruments in our consolidated balance sheets were as follows:

		December 31,
	Balance Sheet Classification	2018	2017
		(in millions)
Cash Flow Hedges:
Interest rate swaps	Other non-current assets	$16	$11
Forward contracts	Other current assets	1	—
Forward contracts	Accounts payable, accrued expenses and other	—	1

Non-designated Hedges:
Forward contracts	Other current assets	1	4
Forward contracts	Accounts payable, accrued expenses and other	2	1

Earnings Effect of Derivative Instruments

The gains and losses recognized in our consolidated statements of operations and consolidated statements of comprehensive income before any effect for income taxes were as follows:

		Year Ended December 31,
	Classification of Gain (Loss) Recognized	2018	2017	2016
		(in millions)
Cash Flow Hedges(1)(2):
Interest rate swaps	Other comprehensive income (loss)	$22	$(5)	$(15)
Interest rate swaps	Interest expense	(1)	(16)	(8)
Forward contracts	Other comprehensive income (loss)	2	(1)	N/A

Non-designated Hedges:
Interest rate swaps(3)	Other non-operating income, net	N/A	2	4
Interest rate swaps(3)	Interest expense	(5)	(10)	(4)
Forward contracts	Gain (loss) on foreign currency transactions	(9)	12	7
____________

(1)	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the years ended December 31, 2018, 2017 and 2016.

(2)	The earnings effect of the Fee Forward Contracts on fee revenues for the years ended December 31, 2018 and 2017 was less than $1 million.
(3)
These amounts relate to the interest rate swaps that we have dedesignated and settled. The amounts recognized in interest expense were reclassified from accumulated other comprehensive loss as the underlying transactions occurred.